Subsidiaries (Details)			1 Months Ended						10 Months Ended	12 Months Ended
	Mar. 31, 2023 GBP (£)	Jan. 04, 2022 USD ($)	Aug. 22, 2022 USD ($)	Aug. 22, 2022 GBP (£)	May 31, 2022 USD ($)	May 31, 2022 CHF (SFr)	Apr. 30, 2022 USD ($)	Jun. 30, 2021	Mar. 31, 2022 USD ($)	Mar. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2022 CHF (SFr) shares	May 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 GBP (£)	Jul. 07, 2022	Mar. 31, 2022 GBP (£)	Jan. 01, 2022 USD ($)	Nov. 30, 2021	Nov. 02, 2021	Apr. 26, 2021	Apr. 22, 2021
Subsidiaries (Details) [Line Items]
Voting power perecentage								50.00%
Other shareholder percentage								50.00%
Percentage of voting interests		100.00%									100.00%													100.00%	100.00%	100.00%
Contributed revenue											$ 11,726
Net loss											$ 25,402
Selling shareholders amount		$ 1,349,000										£ 1,000,000
Deferred consideration shareholders, percentage											39.00%	39.00%	39.00%
Aggregate amount | £												£ 7,000,000
Earn-out consideration | £	£ 3,000,000									£ 3,000,000
Least amount		12,869,000							$ 396,458
Selling shareholders, percentage	39.00%										39.00%	39.00%	39.00%
Gross profit		9,364,000										£ 5,569,858
Paid Amount			$ (1,163,000)	£ 1,000,000
Acquisition related costs											$ 230,000
Contributed revenue											43,633,000				$ 10,493,000		$ 3,399,000
Loss											12,293
Pro forma revenue																							$ 4,802,000
Pro forma loss																							12,347
Cash paid																							$ 13,611,000
Legal fees											177,000
Estimated value											$ 7,347,000
Vesting period											4 years	4 years	4 years
Fair value of acquiree’s awards											$ 2,171,000
Post acquisition compensation cost											$ 1,437,000
Ordinary shares issued (in Shares) | shares											0	0	0		72,150	72,150	36,339
Price per share (in Dollars per share) | $ / shares											$ 0.7
Shareholders amount							$ 6,355,000
Earn out consideration percentage											50.00%	50.00%	50.00%	50.00%
Revenue											$ 43,633,000				$ 10,493,000		$ 3,399,000
Revenues percentage											75.00%	75.00%	75.00%
Gross margin, percentage											62.00%	62.00%	62.00%
Deposited amount															3,362,000
Estimated cost											$ 10,941,000
Loan amount											$ 1,586,000
Bearing interest, percentage											1.00%	1.00%	1.00%
Earn out consideration											$ 5,841,000		SFr 5,400,000			SFr 3,500,000
Gross profit											14,051,000				1,122,000		$ 1,065,000
Gross profit based earn-out consideration											4,867,000		4,500,000
Portion of gross profit earn-out											4,500,000		SFr 4,500,000
Subsequent [Member]
Subsidiaries (Details) [Line Items]
Least amount | £	£ 9,537,428									9,537,428
Gross profit | £										6,962,322
Deferred consideration amount	£ 750,000									£ 750,000								$ 435,000	$ 348,000	£ 522,000
General and Administrative Expenses [member]
Subsidiaries (Details) [Line Items]
Acquisition related costs											1,094,000
Legal fees											$ 888
NanoFabrica [Member]
Subsidiaries (Details) [Line Items]
Percentage of voting interests																										100.00%
Ordinary Shares [Member]
Subsidiaries (Details) [Line Items]
Ordinary shares issued (in Shares) | shares											2,535,218	2,535,218	2,535,218
NanoFabrica [Member]
Subsidiaries (Details) [Line Items]
Aggregate amount											$ 3,362,000
Least amount					$ 1,740,000									$ 1,740,000
Business combination consideration											171,000
Post acquisition compensation cost											$ 462,000
Revenue									$ 2,800,000
Revenues percentage											75.00%	75.00%	75.00%
DeepCube [Member]
Subsidiaries (Details) [Line Items]
Percentage of voting interests																											100.00%
Business combination consideration											$ 734,000
Acquisition of Formatec Holdings [Member]
Subsidiaries (Details) [Line Items]
Percentage of voting interests																					100.00%
Contributed revenue											2,647,000
Acquisition of DeepCube [Member]
Subsidiaries (Details) [Line Items]
Percentage of voting interests																											100.00%
Business combination consideration											66,694,000
Acquisition of Essemtec [Member]
Subsidiaries (Details) [Line Items]
Percentage of voting interests																									100.00%
Business combination consideration											21,263,000
Essemtec [Member]
Subsidiaries (Details) [Line Items]
Gross profit											11,576,000		SFr 10,702.683
Actual gross profit											14,470,000		13,378,298,000
Portion of gross profit earn-out | SFr													SFr 5,400,000
Business Combination [Member]
Subsidiaries (Details) [Line Items]
Earn-out consideration											1,367,000
Fair value of acquiree’s awards											$ 633,000
JAMES [member]
Subsidiaries (Details) [Line Items]
Ownership percentage								50.00%
EBITDA [Member]
Subsidiaries (Details) [Line Items]
Earn-out consideration | £																						£ 1,000,000
Least amount		$ 535,000
GIS Revenues Threshold [member]
Subsidiaries (Details) [Line Items]
Revenues (in Pounds) | £												£ 8,583,685
Business Combination [member]
Subsidiaries (Details) [Line Items]
Selling shareholders, percentage											39.00%	39.00%	39.00%
Shareholder’s loan [Member]
Subsidiaries (Details) [Line Items]
Loan amount											$ 1,095,000
Bearing interest, percentage											3.00%	3.00%	3.00%
Essemtec [Member]
Subsidiaries (Details) [Line Items]
Aggregate amount | SFr																SFr 8,900,000
Essemtec EBITDA target [Member]
Subsidiaries (Details) [Line Items]
Paid Amount					$ (3,644,000)	SFr 3,500,000
Earn out consideration															$ 2,000,000
NanoFabrica [Member]
Subsidiaries (Details) [Line Items]
Acquisition related costs											$ 230,000
Bottom of range [member]
Subsidiaries (Details) [Line Items]
Selling shareholders, percentage											50.00%	50.00%	50.00%
Bottom of range [member] | Subsequent [Member]
Subsidiaries (Details) [Line Items]
Remaining contingent consideration (in Pounds) | £																						4,500,000
Bottom of range [member] | NanoFabrica [Member]
Subsidiaries (Details) [Line Items]
Gross margin, percentage											41.33%	41.33%	41.33%
Top of range [member]
Subsidiaries (Details) [Line Items]
Selling shareholders, percentage											50.00%	50.00%	50.00%
Top of range [member] | Subsequent [Member]
Subsidiaries (Details) [Line Items]
Remaining contingent consideration (in Pounds) | £																						£ 6,000,000
Top of range [member] | NanoFabrica [Member]
Subsidiaries (Details) [Line Items]
Gross margin, percentage											41.33%	41.33%	41.33%
Minimum [member] | Essemtec EBITDA target [Member]
Subsidiaries (Details) [Line Items]
Earn out consideration percentage											50.00%	50.00%	50.00%
Maximum [member] | Essemtec [Member]
Subsidiaries (Details) [Line Items]
Earn out consideration											$ 50